Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GreenFi Funds Trust
Entity Central Index Key	0001594854
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
GreenFi Redwood Fund
Shareholder Report [Line Items]
Fund Name	GreenFi Redwood Fund
Class Name	GreenFi Redwood Fund
Trading Symbol	REDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GreenFi Redwood Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at funds.greenfi.com/redwood. You can also request this information by contacting us at (800) 683-8529.
Additional Information Phone Number	(800) 683-8529
Additional Information Website	funds.greenfi.com/redwood
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REDWX	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the twelve months ended September 30, 2025, the Fund returned 11.99%. The Fund underperformed its benchmark, the S&P 500 Index, which returned 17.60% for the same period.

What factors influenced performance?

The Fund had positive absolute returns over the period, but underperformed the benchmark. The Fund's overall positioning in Health Care detracted the most, followed by stock selection in Consumer Discretionary. Meanwhile, stock selection in Communication Services and Information Technology contributed positively. In terms of individual positions:

• The Fund's position in UnitedHealth Group was the main detractor over the period, as shares declined on mispricing within their Medicare Advantage book. The Fund's position in International Flavors & Fragrances also detracted as shares were dampened by weakness in the specialty ingredients sector as a whole.

•  On the other hand, the Fund's position in Take-Two Interactive was the top positive contributor as the company reported strong NBA 2K sales, in addition to positive pipeline updates including highly anticipated new game releases. Zscaler also added value as shares gained on strong earnings driven by AI and growing adoption of their zero-trust platform, signaling renewed optimism in cybersecurity.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Cumulative Performance

From November 16, 2015 through September 30, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 year	5 year	Since Inception (11/16/2015)
REDWX	11.99%	12.42%	11.95%
S&P 500 Index	17.60%	16.46%	14.69%

Performance Inception Date	Nov. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit funds.greenfi.com/redwood for more recent performance information.
Net Assets	$ 148,511,629
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 702,674
Investment Company, Portfolio Turnover	37.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Net Assets	$148,511,629
Number of Holdings	48
Net Advisory Fee	$702,674
Portfolio Turnover Rate	37.49%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Microsoft Corp	8.4%
NVIDIA Corp	7.9%
Alphabet Inc	6.7%
Amazon.com Inc	4.6%
Visa Inc	4.2%
Broadcom Inc	3.5%
Cadence Design Systems Inc	2.9%
TJX Cos Inc/The	2.9%
Eli Lilly & Co	2.8%
Marsh & McLennan Cos Inc	2.7%